Subsequent Events (Details) - Subsequent Event [Member]	Mar. 03, 2020	Feb. 28, 2020
Ningbo Dingtai [Member]
Subsequent Events (Details) [Line Items]
Equity interest	1.00%	99.00%
Hangzhou Zeshi [Member]
Subsequent Events (Details) [Line Items]
Equity interest	99.00%	1.00%